Income Taxes - Summary of Expiration Periods for Unused Loss Carryforwards for Statutory Tax Purposes (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss	$ 42,268,842
Taiwan | Bottom of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards expiration year	2026
Taiwan | Top of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards expiration year	2035
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss	$ 1,177,160
Japan | Bottom of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards expiration year	2026
Japan | Top of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards expiration year	2035
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss	$ 411,560
Unused loss carryforwards expiration periods	Indefinite
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss	$ 4,806,453
Unused loss carryforwards expiration periods	Indefinite
United States | Bottom of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards expiration year	2036
United States | Top of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards expiration periods	Indefinite